Disposal of assets and other changes in organizational structure (Tables)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Summary of Assets Classified as Held for Sale

The major classes of assets and liabilities classified as held for sale are shown in the following table:

	12.31.2018					12.31.2017
	E&P	Distribution	Gas & Power	Others	Total	Total
Assets classified as held for sale

Cash and Cash Equivalents	—	40	—	—	40	8
Trade receivables	—	39	—	—	39	117
Inventories	—	47	—	—	47	128
Investments (*)	973	—	—	—	973	5
Property, plant and equipment	593	70	81	1	745	4,751
Others	—	102	—	—	102	309

Total	1,566	298	81	1	1,946	5,318

Liabilities on assets classified as held for sale

Trade Payables	—	1	—	—	1	102
Provision for decommissioning costs	932	—	—	—	932	170
Others	—	50	—	—	50	119

Total	932	51	—	—	983	391

(*) The amount of US$ 973 refers to the divestment in PO&GBV.

Summary of Cash Flows From Sales of Interest With Loss of Control

The following table summarizes cash flows arising from losing control in subsidiaries:

	Cash received	Cash in subsidiary before losing control	Net Proceeds
Suape and Citepe petrochemical plants (note 10.1)	435	(14)	421

Total in 2018	435	(14)	421

NTS	2,481	(88)	2,393
Petrobras Chile Distribución	470	(104)	366

Total in 2017	2,951	(192)	2,759